RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefit Charges to Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Charge to the income statement
Defined benefit plans	£ (401)	£ (362)
Total charge to the income statement (note 11)	705	625	£ 555
Defined benefit pension schemes [Member]
Charge to the income statement
Defined benefit plans	401	362	279
Other post-retirement benefit schemes [Member]
Charge to the income statement
Defined benefit plans	4	7	8
Defined Benefit Schemes [Member]
Charge to the income statement
Defined benefit plans	405	369	287
Defined contribution pension schemes [Member]
Charge to the income statement
Defined benefit plans	(401)	(362)	(279)
Defined contribution pension schemes	£ 300	£ 256	£ 268